Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
MN Rainier Intermediate Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MN Rainier Intermediate Fixed Income Fund Institutional Shares/Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MN Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 100.93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for the first year only). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities (including convertible bonds). Most of the Fund’s investments are corporate debt securities and debt securities issued or guaranteed by the U.S. government, or its agencies. A portion of the Fund’s investments may also include mortgage-related securities (representing interests in pools of mortgage loans), asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards), and inflation protected securities. The Fund will invest in debt securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by MNA) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign debt securities. These include U.S. dollar denominated securities of foreign issuers. The Fund may invest in exchange-traded funds (“ETFs”).

Investment-grade debt securities are generally considered to be those rated Baa[3] or better by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). Securities that are rated Baa[3] by Moody’s or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. MNA intends to limit investment in securities rated Baa[3] by Moody’s or BBB- by S&P or Fitch to no more than 30% of the Fund’s total assets.

		The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if MNA believes a temporary defensive posture is appropriate. MNA plans to manage the Fund as a moderate duration portfolio. To MNA, “moderate duration” denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (“Barclays Capital Index”). For example, as of March 31, 2016, the average duration of the Barclays Capital Index was approximately 4.0 years; the Fund’s average duration would have been between 3.0 and 5.0 years. Duration is a measure of interest rate risk using the expected life of a debt security. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. MNA may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Debt Securities Risk – Bond funds, such as the Fund, are subject to various risks related to debt securities, as follows:
  Interest rate risk is the potential for a decline in bond prices from rising interest rates. In general, bond prices vary inversely with interest rates. The change in a bond’s price depends on several factors, including the bond’s maturity date. The degree to which a bond’s price will change as a result of changes in interest rates is measured by its “duration.” For example, the price of a bond with a 5 year duration would be expected under normal market conditions to decrease 5% for every 1% increase in interest rates. Generally, bonds with longer maturities have a greater duration and thus are subject to greater price volatility from changes in interest rates. Many experts believe that it is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from resulting rate increases for that and other reasons could be swift and significant.
  Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security.
  Prepayment risk arises when interest rates fall because certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Mortgage- and asset-backed securities risks – The Fund’s investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:
  Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
  Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of an effective security interest in the related assets.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Inflation protected security risk – The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
  Liquidity Risk – Although the Fund does not expect normally to invest in illiquid securities, the risk remains that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result.
  Foreign Securities Risk – Foreign securities involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.
  ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur another layer of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs. This may result in adverse tax consequences for shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MN RAINIER INTERMEDIATE FIXED INCOME FUND – INSTITUTIONAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2016 for the Fund was 3.39%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

		After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
MN Rainier Intermediate Fixed Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	201
5 Years	rr_ExpenseExampleYear05	369
10 Years	rr_ExpenseExampleYear10	858
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	201
5 Years	rr_ExpenseExampleNoRedemptionYear05	369
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 858
2006	rr_AnnualReturn2006	4.05%
2007	rr_AnnualReturn2007	6.18%
2008	rr_AnnualReturn2008	2.73%
2009	rr_AnnualReturn2009	8.80%
2010	rr_AnnualReturn2010	5.79%
2011	rr_AnnualReturn2011	4.20%
2012	rr_AnnualReturn2012	5.45%
2013	rr_AnnualReturn2013	(0.28%)
2014	rr_AnnualReturn2014	2.45%
2015	rr_AnnualReturn2015	0.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	0.98%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.62%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2015	[3]
MN Rainier Intermediate Fixed Income Fund | Original
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	424
10 Years	rr_ExpenseExampleYear10	977
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	424
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 977
1 Year	rr_AverageAnnualReturnYear01	0.90%	[3],[4],[5]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[3],[4],[5]
10 Years	rr_AverageAnnualReturnYear10	4.00%	[3],[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 1994	[3],[4],[5]
MN Rainier Intermediate Fixed Income Fund | Return after taxes on distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.24%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.38%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.74%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2015	[3]
MN Rainier Intermediate Fixed Income Fund | Return after taxes on distributions and sale of fund shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.72%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.59%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.70%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2015	[3]
MN Rainier Intermediate Fixed Income Fund | Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	4.04%
MN Rainier Intermediate Fixed Income Fund | Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	1.17%

[1]	MNA has contractually agreed to pay Rainier 0.05% for the services they provide to the Fund (i.e., oversight of Fund service providers, reviewing fund filings liaising with Fund Trustees, etc.).
[2]	MNA has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.45% and 0.55% of the Fund’s average net assets of its Institutional and Original Shares, respectively (the “Expense Caps”). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Expense Cap will remain in effect until at least July 31, 2017. MNA may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap. This Expense Cap may not be changed by MNA during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to MNA and will terminate if the Management Agreement is terminated.
[3]	Rainier served as the investment adviser for the Fund until April 15, 2016. MNA has served as the investment adviser for the Fund since April 18, 2016.
[4]	Institutional Shares commenced operations on February 2, 2015. Original Shares commenced operations on May 10, 1994.
[5]	Performance of Institutional Shares for the period prior to the commencement of operations is based on the performance of the Original Shares adjusted for the Institutional Shares expenses.